Commitments and Contingencies - Additional Information (Detail) - USD ($)	6 Months Ended
	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2020
Commitments [line items]
Commited Purchase orders for equipments and services		$ 6,900,000	$ 4,200,000
Purchase orders	$ 176,722,199	$ 6,858,617